Right of use assets - Depreciation of Right of use assets and other information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right of use assets	¥ 213,490	¥ 214,117	¥ 157,869
Interest on lease liabilities (Note 10)	26,817	26,117	22,845
Expense relating to short-term leases and other leases with remaining lease term ending on or before June 30	28,656	28,486	28,624
Variable lease payments not included in the measurement of lease liabilities	2,846	3,521	228
COVID-19 rent concessions	(42,698)	(12,802)
Property
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right of use assets	205,344	203,662	150,260
Warehouse equipment
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right of use assets	¥ 8,146	¥ 10,455	¥ 7,609
Minimum.
Disclosure of quantitative information about right-of-use assets [line items]
Variable lease payments (as a percentage)	4.00%
Minimum. | Warehouse equipment
Disclosure of quantitative information about right-of-use assets [line items]
Lease term of right of use assets	2 years
Minimum. | Office space
Disclosure of quantitative information about right-of-use assets [line items]
Lease term of right of use assets	2 years
Minimum. | Warehouse storage
Disclosure of quantitative information about right-of-use assets [line items]
Lease term of right of use assets	2 years
Minimum. | Retail stores
Disclosure of quantitative information about right-of-use assets [line items]
Lease term of right of use assets	3 years
Maximum.
Disclosure of quantitative information about right-of-use assets [line items]
Variable lease payments (as a percentage)	18.00%
Maximum. | Warehouse equipment
Disclosure of quantitative information about right-of-use assets [line items]
Lease term of right of use assets	3 years
Maximum. | Office space
Disclosure of quantitative information about right-of-use assets [line items]
Lease term of right of use assets	10 years
Maximum. | Warehouse storage
Disclosure of quantitative information about right-of-use assets [line items]
Lease term of right of use assets	10 years
Maximum. | Retail stores
Disclosure of quantitative information about right-of-use assets [line items]
Lease term of right of use assets	10 years